Convertible Notes Offering and Capped Call - Disclosure of key assumptions used in the valuation model for convertible notes (Details) - Convertible notes [Member] - $ / shares	Apr. 30, 2026	Nov. 30, 2025
Convertible Notes [Line Items]
Debt traded price	$ 102.9	$ 103.6
Volatility Rate	63.00%	45.00%
Share price	$ 3.38	$ 3.99
Credit Spread	4.74%	4.95%